Pension and Other Postretirement Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2011
Pension and Other Postretirement Employee Benefit Plans (Tables) [Abstract]
Components of net periodic benefit costs reported in the Consolidated Statements of Income and other comprehensive income

	Pension plans
	U.S.		Non-U.S.		OPEB plans
Three months ended March 31, (in millions)	2011	2010	2011	2010	2011	2010

Components of net periodic benefit cost
Benefits earned during the period	$62	$58	$9	$7	$—	$—
Interest cost on benefit obligations	113	117	33	(14)	13	15
Expected return on plan assets	(198)	(186)	(36)	13	(22)	(24)
Amortization:
Net loss	41	56	12	14	—	—
Prior service cost/(credit)	(10)	(11)	—	—	(2)	(3)

Net periodic defined benefit cost	8	34	18	20	(11)	(12)
Other defined benefit pension plans(a)	7	4	4	4	NA	NA

Total defined benefit plans	15	38	22	24	(11)	(12)
Total defined contribution plans	78	63	78	65	NA	NA

Total pension and OPEB cost included in compensation expense	$93	$101	$100	$89	$(11)	$(12)

(a)	Includes various defined benefit pension plans which are individually immaterial.